Biological Assets (Details Narrative) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) Number R$ / shares	Dec. 31, 2023 BRL (R$) Number R$ / shares
IfrsStatementLineItems [Line Items]
Change in the fair value of biological assets | R$	R$ 1,518,391	R$ 1,390,550
Forests pledged as collateral for financing contingencies | R$	R$ 70,025	R$ 71,399
Weighted average price used in the valuation of biological assets | R$ / shares	R$ 85.12	R$ 76.22
Discount rate used in the valuation	9.20%	8.10%
Poultry [Member]
IfrsStatementLineItems [Line Items]
Estimated quantities of live animals | Number	201,241	198,729
Pork [Member]
IfrsStatementLineItems [Line Items]
Estimated quantities of live animals | Number	4,865	4,866